August 25, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Patriot Select Dividend Trust (the "Registrant") File No. 811-06107

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending June 30, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary



ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
Patriot Select
Dividend Trust

6.30.2004

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief Executive Officer of John Hancock Funds, LLC flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 9

Trustees & officers
page 22

For your information
page 25


To Our Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came just in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of June 30, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide high cur-
rent income,
consistent with
modest growth of
capital, by invest-
ing at least 80%
of its assets in
a diversified
portfolio of divi-
dend-paying
securities. The
Fund will normally
invest more than
65% of its total
assets in securities
of companies
in the utilities
industry.

Over the last twelve months

* Preferred stocks were volatile in response to shifting views about the direction of the economy, inflation and interest rates.

* The Fund's performance lagged its peer group due to a larger stake in fixed-income preferred stocks amid strong utility common stock performance.

* High-quality, tax-advantaged securities helped the Fund's performance.

[Bar chart with heading "John Hancock Patriot Select Dividend Trust" Under the heading is a note that reads "Fund performance for the six months ended June 30, 2004." The chart is scaled in increments of 2% with 0% at the bottom and 6% at the top. The bar represents the 5.17% total return for the Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 issuers

 4.8%   Energy East Corp.
 4.3%   Baltimore Gas & Electric Co.
 4.3%   NSTAR
 3.9%   El Paso Tennessee Pipeline Co.
 3.5%   Citigroup, Inc.
 3.3%   Sierra Pacific Power Co.
 3.2%   CH Energy Group, Inc.
 3.2%   Bear Stearns Companies, Inc.
 3.1%   Lehman Brothers Holdings, Inc.
 3.1%   DTE Energy Co.

As a percentage of net assets plus the value of preferred shares on June 30, 2004.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Patriot Select Dividend Trust

Preferred stocks -- which are the primary emphasis of John Hancock Patriot Select Dividend Trust -- were on a proverbial roller-coaster ride during the 12 months ended June 30, 2004, fluctuating in response to changing expectations about the economy, inflation and interest rates. Preferred stocks began the period on somewhat of a weak footing when the U.S. Treasury market suffered a steep decline due to growing concerns that the Federal Reserve Board would be forced to hike interest rates sooner rather than later in order to cool faster-than-expected economic growth. Because preferreds make fixed payments in the form of dividends, their prices, like bonds', tend to move in the opposite direction of interest rates.

Preferreds and bonds regained their footing later in the summer of 2003 when the economy and inflation concerns briefly cooled and the Fed reassured investors that it wasn't in any hurry to raise rates. Strong economic data caused preferreds to lapse into negative territory again in the fall, but weaker-than-expected employment data and comments from the Fed indicating that interest rate hikes were still distant triggered a winter rally. In the spring, the preferred market sold off once more when a string of stronger-than-expected economic reports and Fed Chairman Alan Greenspan's Congressional testimony convinced investors that the Fed would raise interest rates sooner than expected. But June 2004 found preferreds stabilizing even as investors anticipated the quarter-point rate hike that came on the last day of the period, because they were reassured by comments from the Fed suggesting it would take a "measured" approach to subsequent rate hikes.

"Preferred stocks...were
 on a proverbial roller-
 coaster ride during the
 12 months ended
 June 30, 2004..."

[Photos of Greg Phelps and Mark Maloney flush right at top of page.]

Utility common stocks enjoyed much more favorable conditions and produced far better returns than preferreds for the year, defying historical trends by doing well when interest rates were on the rise. Some of their success owed to the 2003 reduction in taxes that individuals pay on most stock dividends. Utilities traditionally have offered consistently high dividends over the years, and those with dividends subject to tax relief benefited the most during the period. Another factor aiding the group was its overall improved financial condition, the result of utilities' efforts to reduce debt, improve their balance sheets and shed money-losing unregulated subsidiaries.

PERFORMANCE

For the 12 months ended June 30, 2004, John Hancock Patriot Select Dividend Trust returned 5.17% at net asset value. By comparison, the average income and preferred stock closed-end fund returned 7.07%, according to Lipper, Inc. In the same 12-month period, the Dow Jones Utility Average -- which tracks the performance of 15 electric and natural gas utilities -- returned 15.06%, and the broader stock market, as measured by the Standard & Poor's 500 Index, returned 19.10%.

The Fund's relative underperformance stems from its emphasis on fixed-income preferred stocks in a period when utility common stocks performed better. That said, the Fund did have its share of winners among utility common stocks, including our holdings in Dominion Resources. The company, a fully integrated gas and electric holding company, benefited from strong results from its regulated electric operation as well as improving trends in its gas operations due to rising energy prices. Higher oil and natural gas prices also helped boost our holdings in People's Energy Corporation, a holding company whose income is derived principally from its regulated utility subsidiaries, which are primarily engaged in the sale and transportation of natural gas to residential, commercial and industrial customers in Chicago and the northeast section of Illinois. A disappointment among our utility common stock

"In an otherwise lackluster
 year for preferred stocks,
 those that offered a combi
 nation of high quality and
 tax advantages ... generally
 outperformed..."

holdings was Kansas City-based Aquila, a multinational energy provider that has been trying to regain financial stability after retreating from the wholesale energy-trading markets that caused so many utilities pain in 2002. Despite the company's challenges in fighting its way back, we continued to hold on to our stake in Aquila because we believe management is making positive steps toward reducing debt, strengthening its balance sheet and putting energy-trading-related problems behind it.

[Table at top left-hand side of page entitled "Top five industry groups 1." The first listing is Utilities 67%, the second is Oil & gas 8%, the third is Broker services 7%, the fourth is Finance 6% and the fifth is Banks - United States 5%.]

TAX-ADVANTAGED PREFERREDS OUTPERFORM

In an otherwise lackluster year for preferred stocks, those that offered a combination of high quality and tax advantages under the recent reduction in the federal tax on dividends generally outperformed their fully taxable counterparts. A good example was our stake in Citigroup, a global financial services company providing consumers, corporations, governments and institutions with a broad range of financial products and services, including consumer banking and credit, corporate and investment banking, insurance, securities brokerage and asset management. SLM, more commonly known as Sallie Mae, whose primary business is to originate, acquire and hold student loans, was another high-quality tax-advantaged holding that did well.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 6-30-04." The chart is divided into three sections (from top to left): Preferred stocks 62%, Common stocks 34% and Short-term investments 4%.]

OUTLOOK

In our view, it's quite clear that the Fed is leaning toward future rate increases given the recent spate of surprisingly strong employment and other economic data. In anticipation of rates moving higher, the bond and preferred stock markets seem to have already factored in as much as three-quarters of a percentage point interest rate rise. Beyond what the market currently anticipates, only time will tell what the direction of interest rates and the performance of preferred stocks will be. On the one hand, if the economy continues to strengthen and there's more upward pressure on interest rates, preferreds could continue to struggle. On the other hand, there are some crosscurrents that could forestall any additional interest rate hikes beyond those the market currently anticipates. Chief among those offsetting factors are higher interest rates themselves, which, coupled with high energy prices, may slow consumer spending. In addition, the positive effects of last year's income tax cuts and home loan refinancing are behind us, which may limit consumption going forward. As for utility common stocks, we remain optimistic about their prospects. The utility companies' improving financial health should continue to catch the eye of investors looking for high dividend-paying stocks.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Citigroup followed by an up arrow with the phrase "Solid performer due to high quality and tax advantages." The second listing is Dominion Resources followed by an up arrow with the phrase "Rising energy prices help boost financial performance." The third listing is Aquila followed by a down arrow with the phrase "Lingering problems with energy trading cause concern."]

"In our view, it's quite
 clear that the Fed is
 leaning toward future
 rate increases..."


This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest more than 65% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible to factors adversely affecting the utilities industry than a more broadly diversified fund. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on June 30, 2004.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
June 30, 2004

This schedule is divided into three main categories: preferred stocks, common stocks and short-term investments. Preferred and common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

                                                                                 CREDIT
ISSUER                                                                           RATING*       SHARES           VALUE
PREFERRED STOCKS 94.50%                                                                                  $126,082,698
(Cost $131,845,849)

Agricultural Operations 2.10%                                                                               2,800,000
Ocean Spray Cranberries, Inc., 6.25%, Ser A (R)                                  BB+           40,000       2,800,000

Banks -- United States 7.75%                                                                               10,342,800
Bank of America Corp., 6.75%, Depositary Shares, Ser VI                          A-            99,000       5,266,800
HSBC USA, Inc., $2.8575                                                          A1           108,000       5,076,000

Broker Services 11.09%                                                                                     14,793,341
Bear Stearns Companies, Inc., 5.49%, Ser G                                       A3           116,400       5,278,740
Bear Stearns Companies, Inc., 6.15%, Ser E                                       BBB           23,000       1,153,450
Lehman Brothers Holdings, Inc., 5.67%,
Depositary Shares, Ser D                                                         BBB+         125,600       5,714,800
Lehman Brothers Holdings, Inc., 5.94%, Ser C                                     BBB+          13,000         614,250
Merrill Lynch & Co., Inc., 9.00%, Depositary Shares, Ser A                       A-            77,650       2,032,101

Finance 8.90%                                                                                              11,880,804
Citigroup, Inc., 6.213%, Ser G                                                   Aa3           44,000       2,255,440
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                Aa3           92,400       4,750,284
SLM Corp., 6.97%, Ser A                                                          BBB+          92,000       4,875,080

Leasing Companies 0.29%                                                                                       389,620
AMERCO, 8.50%, Ser A                                                             CCC+          15,400         389,620

Media 1.33%                                                                                                 1,769,050
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                 B+            45,500       1,142,050
Shaw Communications, Inc., 8.50% (Canada)                                        B+            25,000         627,000

Oil & Gas 11.60%                                                                                           15,472,935
Anadarko Petroleum Corp., 5.46%, Depositary Shares                               Baa3          47,700       4,498,110
Apache Corp., 5.68%, Depositary Shares, Ser B                                    Baa2          48,174       4,809,875
Devon Energy Corp., 6.49%, Ser A                                                 BB+           53,500       5,398,150
Nexen, Inc., 7.35% (Canada)                                                      BBB-          30,000         766,800

Telecommunications 0.19%                                                                                      252,500
Touch America Holdings, Inc., $6.875                                             BBB-          50,500         252,500

See notes to
financial statements.


6



FINANCIAL STATEMENTS

                                                                                 CREDIT
ISSUER                                                                           RATING*       SHARES           VALUE
Utilities 51.25%                                                                                          $68,381,648
Alabama Power Co., 5.20%                                                         BBB+         225,000       5,278,500
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                    Baa1          40,000       4,234,000
BGE Capital Trust II, 6.20%                                                      BBB-         190,000       4,544,800
Boston Edison Co., 4.25%                                                         BBB+          57,588       4,203,924
Coastal Finance I, 8.375%                                                        CCC-          78,300       1,734,345
Duquesne Light Co., 6.50%                                                        BB+           32,000       1,592,000
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                     CCC-         183,500       7,913,437
Energy East Capital Trust I, 8.25%                                               BBB-         147,000       3,836,700
Entergy Gulf States Capital 1, 8.75%, Ser A                                      BB            87,100       2,199,275
Idaho Power Co., 7.68%, Ser 1st                                                  BBB            7,000         729,532
Monongahela Power Co., 7.73%, Ser L                                              CCC+          50,000       4,562,500
Northern Indiana Public Service Co., 4.22%                                       BB+           11,251         791,438
Potomac Electric Power Co., $2.28 Ser 1965                                       Baa3          16,400         683,675
PSEG Funding Trust II, 8.75%                                                     BB+           30,000         811,200
PSI Energy, Inc., 6.875%                                                         BBB-          48,000       4,896,000
Public Service Electric & Gas Co., 6.92%                                         BB+           30,627       3,182,338
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                 CCC+         205,600       4,523,200
South Carolina Electric & Gas Co., 6.52%                                         Baa1          55,000       5,704,534
Southern Union Co., 7.55%                                                        Ba2          155,000       4,092,000
Virginia Electric & Power Co., $6.98                                             BBB           10,500       1,092,656
Virginia Electric & Power Co., $7.05                                             BBB           10,000       1,041,250
Wisconsin Public Service Corp., 6.76%                                            A              7,000         734,344


ISSUER                                                                                         SHARES           VALUE
COMMON STOCKS 51.12%                                                                                      $68,203,330
(Cost $72,582,284)

Telecommunications 0.00%                                                                                          600
Touch America Holdings, Inc.**                                                                100,000             600

Utilities 51.12%                                                                                           68,202,730
Alliant Energy Corp.                                                                          158,000       4,120,640
Ameren Corp.                                                                                   75,400       3,239,184
Aquila, Inc.                                                                                  190,000         676,400
CH Energy Group, Inc.                                                                         141,550       6,573,582
Cinergy Corp.                                                                                  16,000         608,000
Consolidated Edison, Inc.                                                                      45,000       1,789,200
Dominion Resources, Inc.                                                                       46,000       2,901,680
DTE Energy Co.                                                                                155,900       6,320,186
Duke Energy Corp.                                                                              70,000       1,420,300
Energy East Corp.                                                                             242,000       5,868,500
KeySpan Corp.                                                                                 161,850       5,939,895
National Fuel Gas Co.                                                                          52,150       1,303,750
NiSource, Inc.                                                                                 97,850       2,017,667
NSTAR                                                                                          94,000       4,500,720
OGE Energy Corp.                                                                               96,092       2,447,463

See notes to
financial statements.


7



FINANCIAL STATEMENTS

ISSUER                                                                                         SHARES           VALUE
Utilities (continued)
Peoples Energy Corp.                                                                           41,800       1,761,870
Progress Energy, Inc.                                                                          64,000       2,819,200
Progress Energy, Inc.**(l) (Contingent Value Obligation)                                       20,000           5,800
Puget Energy, Inc.                                                                            170,500       3,735,655
Sierra Pacific Resources**                                                                    271,500       2,093,265
TECO Energy, Inc.                                                                             176,750       2,119,233
Vectren Corp.                                                                                  30,000         752,700
WPS Resources Corp.                                                                            51,000       2,363,850
Xcel Energy, Inc.                                                                             169,000       2,823,990


                                                                             INTEREST     PAR VALUE
ISSUER, MATURITY DATE                                                        RATE        (000s OMITTED)
SHORT-TERM INVESTMENTS 6.53%                                                                               $8,719,000
(Cost $8,719,000)

Commercial Paper 6.53%
ChevronTexaco Corp., Due 07-01-04                                            1.15%             $8,719       8,719,000

TOTAL INVESTMENTS 152.15%                                                                                $203,005,028

OTHER ASSETS AND LIABILITIES, NET 52.15%                                                                 ($69,579,114)

TOTAL NET ASSETS 100.00%                                                                                 $133,425,914



  * Credit ratings are unaudited and are rated by Standard & Poor's where available, or Moody's Investors Service.

 ** Non-income-producing security.

(l) This security is fair valued in good faith under procedures established by the Board of Trustees.

(R) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,800,000 or 2.10% of the Fund's net assets as of June 30, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

June 30, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes.
You'll also find
the net asset
value for each
common share.

ASSETS
Investments at value (cost $213,147,133)                         $203,005,028
Cash                                                                      297
Dividends receivable                                                  738,257
Other assets                                                           43,014

Total assets                                                      203,786,596

LIABILITIES
Payable to affiliates
Management fees                                                       152,488
Other                                                                  26,133
Other payable and accrued expenses                                    110,556

Total liabilities                                                     289,177

Auction Market Preferred Shares (AMPS), at value,
unlimited number of shares of beneficial interest
authorized with no par value, 700 shares issued,
liquidation preference of $100,000 per share                       70,071,505

NET ASSETS
Common shares capital paid-in                                     142,823,677
Accumulated net realized gain on investments                          222,855
Net unrealized depreciation of investments                        (10,142,105)
Accumulated net investment income                                     521,487

Net assets applicable to common shares                           $133,425,914

NET ASSET VALUE PER COMMON SHARE
Based on 9,985,999 shares of beneficial interest
outstanding -- unlimited number of shares authorized
with no par value                                                      $13.36

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
June 30, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in oper-
ating the Fund.
It also shows net
gains (losses) for
the period stated.

INVESTMENT INCOME
Dividends                                                         $11,977,798
Interest                                                               48,147

Total investment income                                            12,025,945

EXPENSES
Investment management fees                                          1,650,629
Administration fees                                                   309,493
AMPS auction fees                                                     185,417
Professional fees                                                      51,530
Registration and filing fees                                           47,325
Printing                                                               43,807
Transfer agent fees                                                    41,919
Custodian fees                                                         41,542
Federal excise tax                                                     40,376
Trustees' fees                                                         12,937
Interest                                                                  235

Total expenses                                                      2,425,210

Net investment income                                               9,600,735

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                      636,979
Change in net unrealized appreciation (depreciation)
of investments                                                     (2,432,023)

Net realized and unrealized loss                                   (1,795,044)
Distributions to AMPS                                                (751,663)

Increase in net assets from operations                             $7,054,028

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in
Net Assets show
how the value
of the Fund's
net assets has
changed during
the last two
periods. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase due
to the sale of
common shares.

                                                         YEAR          YEAR
                                                        ENDED         ENDED
                                                      6-30-03       6-30-04

INCREASE IN NET ASSETS
From operations

Net investment income                             $10,728,574    $9,600,735
Net realized gain (loss)                             (153,364)      636,979
Change in net unrealized
appreciation (depreciation)                           856,632    (2,432,023)

Distributions to AMPS                              (1,013,193)     (751,663)

Increase in net assets
resulting from operations                          10,418,649     7,054,028

Distributions to common shareholders
From net investment income                        (10,716,598)  (10,769,063)
From Fund share transactions                          594,672       557,883

NET ASSETS
Beginning of period                               136,286,343   136,583,066

End of period 1                                  $136,583,066  $133,425,914


1 Includes accumulated net investment income of $2,400,765 and $521,487, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           6-30-00     6-30-01     6-30-02     6-30-03     6-30-04
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $16.00      $13.97      $15.43      $13.77      $13.73
Net investment income 1                                   1.27        1.34        1.18        1.08        0.96
Net realized and unrealized
gain (loss) on investments                               (1.91)       1.52       (1.61)       0.06       (0.17)
Distributions to AMPS                                    (0.31)      (0.32)      (0.15)      (0.10)      (0.08)
Total from investment operations                         (0.95)       2.54       (0.58)       1.04        0.71
Less distributions to
common shareholders
From net investment income                               (1.08)      (1.08)      (1.08)      (1.08)      (1.08)
Net asset value, end of period                          $13.97      $15.43      $13.77      $13.73      $13.36
Per share market value, end of period                   $12.38      $14.80      $13.69      $14.72      $13.65
Total return at market value 2 (%)                       (2.46)      29.40       (0.45)      16.82        0.23

RATIOS AND SUPPLEMENTAL DATA
Net assets applicable to common shares,
end of period (in millions)                               $138        $153        $136        $137        $133
Ratio of expenses to average net assets 3 (%)             1.74        1.77        1.77        1.90        1.78
Ratio of net investment income
to average net assets 4 (%)                               8.57        8.22        7.99        8.62        7.04
Portfolio turnover (%)                                      20          13          15           2          18

SENIOR SECURITIES
Total AMPS outstanding (in millions)                       $70         $70         $70         $70         $70
Involuntary liquidation preference
per unit (in thousands)                                   $100        $100        $100        $100        $100
Average market value per unit
(in thousands)                                            $100        $100        $100        $100        $100
Asset coverage per unit 5                             $299,106    $316,086    $290,311    $294,629    $288,521


1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment.

3 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of expenses would have been 1.18%, 1.21%, 1.20%, 1.22% and 1.18%, respectively.

4 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratio of net investment income would have been 5.79%, 5.61%, 5.40%, 5.52% and 4.65%, respectively.

5 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing such amount by the number of AMPS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to
financial statements.

NOTES TO
STATEMENTS


NOTE A
Accounting policies

John Hancock Patriot Select Dividend Trust (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. The Fund paid $40,376 of federal excise tax due to calendar year distribution requirements.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the year ended June 30, 2004, the tax character of distributions paid was as follows: ordinary income -- $11,520,726. During the year ended June 30, 2003, and the tax character of distributions paid was as follows: ordinary income -- $11,729,791.

As of June 30, 2004, the components of distributable earnings on a tax basis included $848,322 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.80% of the Fund's average weekly net assets plus the value attributable to the preferred shares (collectively, "managed assets").

The Fund has an administrative agreement with the Adviser under which the Adviser oversees the custodial, auditing, valuation, accounting, legal, stock transfer and dividend disbursing services and maintains Fund communications with shareholders. The Fund pays the Adviser a monthly administration fee at an annual rate of 0.15% of the Fund's average weekly managed assets, which amounted to $309,493 during the year ended June 30, 2004. The Fund also paid the Adviser the amount of $429 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is the director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

Common shares

This listing illustrates the Fund's common shares dividend reinvestments, reclassification of the Fund's capital accounts and the number of common shares outstanding at the beginning and end of the last two years, along with the corresponding dollar value.


                                                   YEAR ENDED 6-30-03            YEAR ENDED 6-30-04
                                           SHARES              AMOUNT      SHARES            AMOUNT
Beginning of period                     9,899,636        $141,805,115   9,945,720      $142,306,741
Distributions reinvested                   46,084             594,672      40,279           557,883
Reclassification of capital accounts           --             (93,046)         --           (40,947)
End of period                           9,945,720        $142,306,741   9,985,999      $142,823,677


Auction Market Preferred
Shares Series A

The Fund issued 700 shares of Dutch Auction Market Preferred Shares Series A ("AMPS") on August 30, 1990, in a public offering. The underwriting dis count was recorded as a reduction of the capital of common shares.

Dividends on the AMPS, which accrue daily, are cumulative at a rate that was established at the offering of the AMPS and has been reset every 49 days thereafter by an auction. Dividend rates on AMPS ranged from 0.99% to 1.27% during the year ended June 30, 2004. Accrued dividends on AMPS are included in the value of AMPS on the Fund's Statement of Assets and Liabilities.

The AMPS are redeemable at the option of the Fund, at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The AMPS are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the AMPS, as defined in the Fund's by-laws. If the dividends on the AMPS shall remain unpaid in an amount equal to two full years' dividends, the holders of the AMPS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the AMPS and the common shareholders have equal voting rights of one vote per share, except that the holders of the AMPS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the AMPS and common shareholders.

NOTE D
Investment
transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended June 30, 2004, aggregated $35,336,153 and $45,456,960, respectively.

The cost of investments owned on June 30, 2004, including short-term investments, for federal income tax purposes was $213,150,320. Gross unrealized appreciation and depreciation of investments aggregated $11,654,620 and $21,799,912, respectively, resulting in net unrealized depreciation of $10,145,292. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

NOTE E
Reclassification of
accounts

During the year ended June 30, 2004, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $234, an increase in accumulated net investment income of $40,713 and a decrease in capital paid-in of $40,947. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of June 30, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and federal excise tax. The calculation of net investment income (loss) per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of
Deloitte & Touche
LLP, Independent
Registered Public
Accounting Firm

To The Board of Trustees and Shareholders of John
Hancock Patriot Select Dividend Trust,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Patriot Select Dividend Trust (the "Fund") as of June 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2004 and 2003 and the financial highlights for each of the years in the five year period ended June 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended June 30, 2004 and 2003, and its financial highlights for each of the years in the five year period ended June 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 5, 2004

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended June 30, 2004.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended June 30, 2004, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Tax Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form
1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

INVESTMENT
OBJECTIVE
AND POLICY

The Fund's investment objective is to provide high current income, consistent with modest growth of capital. The Fund seeks to achieve its investment objective by investing in preferred stocks that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

The Fund's non-fundamental investment policy, which became effective October 15, 1994, stipulates that preferred stocks and debt obligations in which the Fund will invest will be rated investment-grade (at least "BBB" by S&P or "Baa" by Moody's) at the time of investment or will be preferred stocks of issuers of investment-grade senior debt, some of which may have speculative characteristics or, if not rated, will be of comparable quality as determined by the Adviser. The Fund will invest in common stocks of issuers whose senior debt is rated investment-grade or, in the case of issuers that have no rated senior debt outstanding, whose senior debt is considered by the Adviser to be of comparable quality.

On November 20, 2001, the Fund's Trustees approved the following investment policy investment restriction change, effective December 15, 2001. Under normal circumstances, the Fund will invest at least 80% of its assets in dividend-paying securities. The "Assets" are defined as net assets and the liquidation preference amount of the AMPS plus borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this 80% investment policy.

BY-LAWS

In November 2002, the Board of Trustees adopted several amendments to the Fund's by-laws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the by-laws require shareholders to notify the Fund in writing of any proposal which they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year's annual meeting of shareholders. The notification must be in the form prescribed by the by-laws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures, which must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the by-laws.

Effective December 16, 2003, the Trustees approved additional changes to the Fund's by-laws. The auction preferred shares section of the Fund's by-laws was changed to update the rating agency requirements in keeping with recent changes to the agencies' basic maintenance reporting requirements for leveraged closed-end funds. By-laws now require an independent accountants' confirmation only once per year, at the Fund's fiscal year end, and changes to the agencies' basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

DIVIDEND
REINVESTMENT PLAN

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participant's accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than 10 days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates.

When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant.

Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and
(2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

SHAREHOLDER
COMMUNICATION
AND ASSISTANCE

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

SHAREHOLDER MEETING

On March 18, 2004, the Annual Meeting of the Fund was held to elect three Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 9,470,684 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified (there were no current nominees for election by the preferred shareholders), with the votes tabulated as follows:

                                                 WITHHELD
                               FOR              AUTHORITY
---------------------------------------------------------
Patti McGill Peterson    9,291,884                178,439
Steven Pruchansky        9,309,572                160,751
Norman H. Smith          9,297,372                172,951

The common and preferred shareholders also ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditors for the fiscal year ending June 30, 2004, with the votes tabulated as follows: 9,303,679 FOR, 84,877 AGAINST and 82,128 ABSTAINING.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


INDEPENDENT TRUSTEES

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Charles L. Ladner, 2 Born: 1938                                                             1992                49
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (Public Utility Holding Company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1990                29
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since
1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc.
(until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman,
Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           1995                29
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001), Adorno/
Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation (since 2001),
rateGenius (since 2001), LaQuinta Motor Inns, Inc. (hotel management company)
(until 1998), Jefferson-Pilot Corporation (diversified life insurance company)
(since 1985), New Century Equity Holdings (formerly Billing Concepts) (until 2001),
eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001),
LBJ Foundation (until 2000), Golfsmith International, Inc. (until 2000), Metamor
Worldwide (until 2000), AskRed.com (until 2001), Southwest Airlines (since 2000)
and Introgen (since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).


22



                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Ronald R. Dion, Born: 1946                                                                  1998                29
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.

John A. Moore, 2 Born: 1939                                                                 2002                30
President and Chief Executive Officer, Institute for Evaluating Health
Risks (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2002                30
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility); Director,
Ford Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003); and Advisory Board, UNCF, Global
Partnerships Center (since 2002).

Steven Pruchansky, Born: 1944                                                               1992                29
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1992                29
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                1993                29
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


23



NON-INDEPENDENT TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
James A. Shepherdson, Born: 1952                                                            2004                49
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation; Chairman,
Director, President and Chief Executive Officer, John Hancock Advisers,
LLC and The Berkeley Group; Chairman, Director, President and Chief
Executive Officer, John Hancock Funds, LLC; Chairman, President,
Director and Chief Executive Officer, Sovereign Asset Management
Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman,
Essex Corporation (until 2004); Co-Chief Executive Officer, MetLife
Investors Group (until 2003); Senior Vice President, AXA/Equitable
Insurance Company (until 2000).


PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

William H. King, Born: 1952                                                                                     1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1992
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.


  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

  The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
1 Wall Street
New York, New York 10286

TRANSFER AGENT FOR COMMON SHAREHOLDERS

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

TRANSFER AGENT
FOR AMPS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, New York 10017

LEGAL COUNSEL

Wilmer Cutler Pickering  Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

STOCK SYMBOL

Listed New York Stock Exchange:
DIV

For shareholder assistance
refer to page 20


HOW TO
CONTACT US

On the Internet                   www.jhfunds.com

By regular mail                   Mellon Investor Services
                                  85 Challenger Road
                                  Overpeck Centre
                                  Ridgefield Park, NJ 07660

Customer service representatives  1-800-852-0218

Portfolio commentary              1-800-344-7054

24-hour automated information     1-800-843-0090

TDD Line                          1-800-231-5469

The Fund's proxy voting policies and procedures are available without charge, upon request:

By phone                          1-800-225-5291

On the Fund's Web site            www.jhfunds.com/proxy

On the SEC's Web site             www.sec.gov

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

---------------
PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS
---------------


P300A    6/04
         8/04

ITEM 2.  CODE OF ETHICS.

As of the end of the period, June 30, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $29,750 for the fiscal year ended June 30, 2003 and $31,250 for the fiscal year ended June 30, 2004. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended June 30, 2003 and fiscal year ended June 30, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $2,100 for the fiscal year ended June 30, 2003 and $2,250 for the fiscal year ended June 30, 2004. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
The all other fees billed to the registrant for products and services provided by the principal accountant were $21,700 for the fiscal year ended June 30, 2003 and $4,000 for the fiscal year ended June 30, 2004. There were no other fees during the fiscal year ended June 30, 2003 and June 30, 2004 billed to control affiliates for products and services provided by the principal accountant. The nature of the services comprising the all other fees was related to the principal accountant's report on the registrant's Eligible Asset Coverage. These fees were approved by the registrant's audit committee.

(e) (1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2003 and June 30, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended June 30, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $79,213 for the fiscal year ended June 30, 2003, and $16,638 for the fiscal year ended June 30, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:
Charles L. Ladner
Dr. John A. Moore
Patti McGill Peterson
John P. Toolan

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(3) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(4) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Select Dividend Trust

By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  August 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  August 25, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  August 25, 2004